As filed with the Securities and Exchange Commission on November 12, 2020

1933 Act File No. 333-184477

1940 Act File No. 811-22761

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 69	☒

(Check appropriate box or boxes.)

STONE RIDGE TRUST

(Exact Name of Registrant as Specified in Charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code:

855-609-3680

Stone Ridge Trust

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of Communication To:

Elizabeth J. Reza

Gregory C. Davis

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 16, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 65 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 67 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed pursuant to Rule 485(a)(2) on August 13, 2020 to establish the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”), a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on November 16, 2020.

This Post-Effective Amendment No. 67 under the 1933 Act and Amendment No. 69 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating December 16, 2020 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 67 incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Part C relating to the Fund contained in the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 67 to the Registration Statement of Stone Ridge Trust (related to Stone Ridge All Asset Variance Risk Premium Fund) to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 12th day of November, 2020.

STONE RIDGE TRUST

By:	/s/ Anthony Zuco
Anthony Zuco, Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	*	Trustee, President (Principal Executive Officer)	November 12, 2020
Ross Stevens

	/s/ Anthony Zuco	Treasurer (Principal Financial Officer)	November 12, 2020
Anthony Zuco

	*	Trustee	November 12, 2020
Daniel Charney

	*	Trustee	November 12, 2020
Jeffery Ekberg
* Power of Attorney

*By:	/s/ Anthony Zuco
Anthony Zuco Attorney in Fact